First Allmerica Financial Life Insurance Company 132 Turnpike Road, Suite 210 Southborough, MA 01772 508-460-2400 — phone 508-460-2401 — fax	commonwealthannuity.com * 800.782.8380

SEMI-ANNUAL REPORT — 6/30/2015

FOR CONTRACT HOLDERS OF: SCUDDER GATEWAY CUSTOM

September 30, 2015

VIA EDGAR

Securities and Exchange Commission
100 F Street, N.E.
Washington, DC 20549

Subj:	Separate Account KGC 1940 Act Registration Number: 811-7771 1933 Act Registration Numbers: 333-10395 CIK: 0001019144 Rule N30-d Filing

Dear Sir or Madam:

As required by Rule 30e-2 under the Investment Company Act of 1940, as amended (the “Act”), Separate Account KGC, a unit investment trust registered under the Act, mailed to its contract owners the semi-annual report(s) for the underlying management investment companies. This filing constitutes the filing of those reports as required by Rule 30b2-1 under the Act.

The following semi-annual reports and letter, which were mailed to contract owners, were filed with the Commission via EDGAR on the dates indicated below and are incorporated herein by reference:

Underlying Management Investment Company	CIK Number	Date(s) Filed
AIM Variable Insurance Funds (Invesco Variable Insurance Funds)(Series I Shares)	896435	August 25, 2015
The Alger Portfolios (Class I-2)	832566	August 28, 2015 August 28, 2015
Dreyfus Investment Portfolios (Initial Shares)	1056707	August 13, 2015
The Dreyfus Socially Responsible Growth Fund, Inc. (Initial Shares)	890064	August 12, 2015
Deutsche Investment VIT Funds (Class A)	1006373	August 24, 2015
Deutsche Variable Series I (Class A)	764797	August 24, 2015
Deutsche Variable Series II (Class A)	810573	August 24, 2015

To the extent necessary, these filings are incorporated herein by reference.

Sincerely,

/s/ Virginia H. Johnson

Virginia H. Johnson
Vice President, Assistant General Counsel
and Assistant Corporate Secretary

First Allmerica Financial Life Insurance Company

132 Turnpike Road, Suite 210 * Southborough